Subsequent events	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Subsequent events

25 Subsequent events

Management has considered subsequent events through October 21, 2025, which was the date the unaudited condensed consolidated financial statements were issued.

In August 2025, Grab Inc. (“Grab”) committed to an equity investment of US$15 million in the Company. This investment is expected to be called by WeRide and completed by the first half of 2026, subject to customary closing conditions. Grab will invest at a price based on the volume-weighted average price of WeRide’s American Depositary Shares prior to the closing.